Servicing Activities (Narrative - Mortgage Servicing Advances) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Servicing Activities [Abstract]
Mortgage Servicing Advances Included In Other Assets	$ 82,000,000	$ 1,900,000,000
Allowance for uncollected primary servicing advances	1,000,000	43,000,000
Fiduciary responsibility for mortgage escrow and custodial funds	0	4,400,000,000
Outstanding servicer advances related to subserviced loans		125,000,000
Reserve for uncollected subservicer advances		1,000,000
Master servicer number of loans		467,722
Master servicer unpaid principal balance		61,400,000,000
Outstanding master-servicing advances		$ 158,000,000